Distribution Date:	11/14/22	GS Mortgage Securities Corporation II
Determination Date:	11/07/22
Next Distribution Date:	12/12/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2013-GCJ12

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Leah Nivison	(212) 902-1000	leah.nivison@gs.com; gs-refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-15		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-18	Operating Advisor	Situs Holdings, LLC
Principal Prepayment Detail	19		Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Historical Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Delinquency Loan Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	22		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	23				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	24
		Trustee	Deutsche Bank Trust Company Americas
Modified Loan Detail	25		Karlene Benvenuto		karlene.benvenuto@db.com
Historical Liquidated Loan Detail	26		1761 East St. Andrew Place | Santa Ana, CA 92705 | United States
Historical Bond / Collateral Loss Reconciliation Detail	27	Controlling Class	RREF II CMBS AIV, L.P.
Interest Shortfall Detail - Collateral Level	28	Representative
			-
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36197XAG9	0.742000%	84,631,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36197XAH7	2.011000%	134,221,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36197XAJ3	2.860000%	200,000,000.00	162,034,656.12	19,925,298.32	386,182.60	0.00	0.00	20,311,480.92	142,109,357.80	44.07%	30.00%
A-4	36197XAK0	3.135000%	313,849,000.00	313,849,000.00	0.00	819,930.51	0.00	0.00	819,930.51	313,849,000.00	44.07%	30.00%
A-AB	36197XAL8	2.678000%	105,525,000.00	604.80	604.80	1.35	0.00	0.00	606.15	0.00	0.00%	30.00%
A-S	36197XAP9	3.375000%	80,829,000.00	80,829,000.00	0.00	227,331.56	0.00	0.00	227,331.56	80,829,000.00	34.15%	23.25%
B	36197XAQ7	3.777000%	86,817,000.00	86,817,000.00	0.00	273,256.51	0.00	0.00	273,256.51	86,817,000.00	23.50%	16.00%
C	36197XAR5	4.179000%	55,383,000.00	55,383,000.00	0.00	192,871.30	0.00	0.00	192,871.30	55,383,000.00	16.71%	11.38%
D	36197XAB0	4.561418%	49,395,000.00	49,395,000.00	0.00	187,759.36	0.00	0.00	187,759.36	49,395,000.00	10.65%	7.25%
E	36197XAC8	3.250000%	32,931,000.00	32,931,000.00	0.00	89,188.13	0.00	0.00	89,188.13	32,931,000.00	6.61%	4.50%
F	36197XAD6	3.250000%	11,974,000.00	11,974,000.00	0.00	32,429.58	0.00	0.00	32,429.58	11,974,000.00	5.14%	3.50%
G*	36197XAE4	3.250000%	41,912,027.00	41,909,713.24	0.00	92,274.24	0.00	0.00	92,274.24	41,909,713.24	0.00%	0.00%
R	36197XAF1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,197,467,027.00	835,122,974.16	19,925,903.12	2,301,225.14	0.00	0.00	22,227,128.26	815,197,071.04

X-A	36197XAM6	1.471613%	919,055,000.00	556,713,260.92	0.00	682,722.17	0.00	0.00	682,722.17	536,787,357.80
X-B	36197XAN4	0.627850%	142,200,000.00	142,200,000.00	0.00	74,400.22	0.00	0.00	74,400.22	142,200,000.00
X-C	36197XAA2	1.311418%	86,817,027.00	86,814,713.24	0.00	94,875.31	0.00	0.00	94,875.31	86,814,713.24
Notional SubTotal			1,148,072,027.00	785,727,974.16	0.00	851,997.70	0.00	0.00	851,997.70	765,802,071.04

Deal Distribution Total					19,925,903.12	3,153,222.84	0.00	0.00	23,079,125.96

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36197XAG9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36197XAH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36197XAJ3	810.17328060	99.62649160	1.93091300	0.00000000	0.00000000	0.00000000	0.00000000	101.55740460	710.54678900
A-4	36197XAK0	1,000.00000000	0.00000000	2.61249999	0.00000000	0.00000000	0.00000000	0.00000000	2.61249999	1,000.00000000
A-AB	36197XAL8	0.00573134	0.00573134	0.00001279	0.00000000	0.00000000	0.00000000	0.00000000	0.00574414	0.00000000
A-S	36197XAP9	1,000.00000000	0.00000000	2.81249997	0.00000000	0.00000000	0.00000000	0.00000000	2.81249997	1,000.00000000
B	36197XAQ7	1,000.00000000	0.00000000	3.14750003	0.00000000	0.00000000	0.00000000	0.00000000	3.14750003	1,000.00000000
C	36197XAR5	1,000.00000000	0.00000000	3.48250005	0.00000000	0.00000000	0.00000000	0.00000000	3.48250005	1,000.00000000
D	36197XAB0	1,000.00000000	0.00000000	3.80118150	0.00000000	0.00000000	0.00000000	0.00000000	3.80118150	1,000.00000000
E	36197XAC8	1,000.00000000	0.00000000	2.70833349	0.00000000	0.00000000	0.00000000	0.00000000	2.70833349	1,000.00000000
F	36197XAD6	1,000.00000000	0.00000000	2.70833305	0.00000000	0.00000000	0.00000000	0.00000000	2.70833305	1,000.00000000
G	36197XAE4	999.94479484	0.00000000	2.20161721	0.50656653	26.90764730	0.00000000	0.00000000	2.20161721	999.94479484
R	36197XAF1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36197XAM6	605.74531548	0.00000000	0.74285235	0.00000000	0.00000000	0.00000000	0.00000000	0.74285235	584.06445512
X-B	36197XAN4	1,000.00000000	0.00000000	0.52320830	0.00000000	0.00000000	0.00000000	0.00000000	0.52320830	1,000.00000000
X-C	36197XAA2	999.97334901	0.00000000	1.09281915	0.00000000	0.00000000	0.00000000	0.00000000	1.09281915	999.97334901

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	10/01/22 - 10/30/22	30	0.00	386,182.60	0.00	386,182.60	0.00	0.00	0.00	386,182.60	0.00
A-4	10/01/22 - 10/30/22	30	0.00	819,930.51	0.00	819,930.51	0.00	0.00	0.00	819,930.51	0.00
A-AB	10/01/22 - 10/30/22	30	0.00	1.35	0.00	1.35	0.00	0.00	0.00	1.35	0.00
A-S	10/01/22 - 10/30/22	30	0.00	227,331.56	0.00	227,331.56	0.00	0.00	0.00	227,331.56	0.00
B	10/01/22 - 10/30/22	30	0.00	273,256.51	0.00	273,256.51	0.00	0.00	0.00	273,256.51	0.00
C	10/01/22 - 10/30/22	30	0.00	192,871.30	0.00	192,871.30	0.00	0.00	0.00	192,871.30	0.00
D	10/01/22 - 10/30/22	30	0.00	187,759.36	0.00	187,759.36	0.00	0.00	0.00	187,759.36	0.00
E	10/01/22 - 10/30/22	30	0.00	89,188.13	0.00	89,188.13	0.00	0.00	0.00	89,188.13	0.00
F	10/01/22 - 10/30/22	30	0.00	32,429.58	0.00	32,429.58	0.00	0.00	0.00	32,429.58	0.00
G	10/01/22 - 10/30/22	30	1,103,534.07	113,505.47	0.00	113,505.47	21,231.23	0.00	0.00	92,274.24	1,127,754.04
X-A	10/01/22 - 10/30/22	30	0.00	682,722.17	0.00	682,722.17	0.00	0.00	0.00	682,722.17	0.00
X-B	10/01/22 - 10/30/22	30	0.00	74,400.22	0.00	74,400.22	0.00	0.00	0.00	74,400.22	0.00
X-C	10/01/22 - 10/30/22	30	0.00	94,875.31	0.00	94,875.31	0.00	0.00	0.00	94,875.31	0.00
Totals			1,103,534.07	3,174,454.07	0.00	3,174,454.07	21,231.23	0.00	0.00	3,153,222.84	1,127,754.04

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

	Additional Information
Total Available Distribution Amount (1)	23,079,125.96
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,195,529.79	Master Servicing Fee	18,101.24
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administration Fee	1,920.86
Interest Adjustments	0.00	Trustee Fee	157.68
Deferred Interest	0.00	Operating Advisor Fee	895.92
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,195,529.79	Total Fees	21,075.71

Principal		Expenses/Reimbursements
Scheduled Principal	2,055,340.52	Reimbursement for Interest on Advances	41.53
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	17,870,562.60	Special Servicing Fees (Monthly)	12,798.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	8,391.37
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	19,925,903.12	Total Expenses/Reimbursements	21,231.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,153,222.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,925,903.12
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	23,079,125.96
Total Funds Collected	23,121,432.91	Total Funds Distributed	23,121,432.90

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	835,122,974.16	835,122,974.16	Beginning Certificate Balance	835,122,974.16
(-) Scheduled Principal Collections	2,055,340.52	2,055,340.52	(-) Principal Distributions	19,925,903.12
(-) Unscheduled Principal Collections	17,870,562.60	17,870,562.60	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	815,197,071.04	815,197,071.04	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	835,135,234.17	835,135,234.17	Ending Certificate Balance	815,197,071.04
Ending Actual Collateral Balance	815,197,071.06	815,197,071.06

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	234,346,581.48	28.75%	5	4.4915	NAP	Defeased	21	234,346,581.48	28.75%	5	4.4915	NAP
3,000,000 or less	8	19,953,283.30	2.45%	5	4.4365	1.819720	1.40 or less	12	233,693,766.37	28.67%	5	4.9058	0.998869
3,000,001 to 5,000,000	15	57,001,675.17	6.99%	5	4.7153	1.970356	1.41-1.50	5	35,127,188.12	4.31%	5	4.2580	1.455083
5,000,001 to 10,000,000	7	51,257,404.34	6.29%	6	4.0821	2.020361	1.51-1.60	1	2,959,027.80	0.36%	6	4.2200	1.537300
10,000,001 to 15,000,000	3	37,679,780.21	4.62%	5	4.7191	1.475494	1.61-1.70	2	54,717,108.16	6.71%	5	4.0629	1.671996
15,000,001 to 20,000,000	2	34,082,583.08	4.18%	5	4.1681	2.023497	1.71-1.80	4	22,415,495.47	2.75%	5	4.7189	1.747879
20,000,001 to 25,000,000	3	66,870,530.92	8.20%	6	4.4889	1.991359	1.81-1.90	3	23,309,651.42	2.86%	5	4.2567	1.889618
25,000,001 to 30,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91 or greater	17	208,628,252.22	25.59%	5	3.9978	2.465939
30,000,001 to 40,000,000	2	69,544,832.98	8.53%	6	3.8559	1.518829	Totals	65	815,197,071.04	100.00%	5	4.4436	1.625454
40,000,001 to 60,000,000	2	96,430,036.14	11.83%	5	5.4056	0.653317
60,000,001 or Greater	2	148,030,363.42	18.16%	5	4.0119	2.024826
Totals	65	815,197,071.04	100.00%	5	4.4436	1.625454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	26	234,346,581.48	28.75%	5	4.4915	NAP
							Defeased	26	234,346,581.48	28.75%	5	4.4915	NAP
Arizona	2	24,322,770.57	2.98%	5	4.4615	2.029669
							Industrial	16	35,160,975.98	4.31%	6	4.1975	2.161073
California	2	19,457,358.27	2.39%	6	4.1768	2.040704
							Lodging	9	79,164,886.53	9.71%	6	5.0783	1.039799
Florida	6	49,103,200.41	6.02%	5	4.3294	1.904736
							Mixed Use	4	78,989,169.20	9.69%	6	4.7601	1.309726
Georgia	2	7,494,897.67	0.92%	5	5.1049	1.726706
							Mobile Home Park	3	4,188,124.32	0.51%	6	4.9130	4.365300
Kansas	1	34,650,908.07	4.25%	5	3.6100	1.654100
							Multi-Family	5	79,252,350.09	9.72%	5	5.1677	1.256484
Louisiana	1	3,630,527.81	0.45%	6	4.7200	2.833300
							Office	4	21,494,063.50	2.64%	5	4.3423	1.436703
Maine	1	5,859,293.89	0.72%	6	4.3070	3.353300
							Retail	20	282,600,919.92	34.67%	5	3.9661	2.009092
Maryland	2	10,875,633.12	1.33%	6	3.9579	1.768602
							Totals	87	815,197,071.04	100.00%	5	4.4436	1.625454
Michigan	1	14,969,439.36	1.84%	6	4.8500	1.291000

Minnesota	1	43,107,034.40	5.29%	6	5.4620	0.264800

Mississippi	1	3,479,255.82	0.43%	6	4.7200	2.833300

Montana	1	609,181.72	0.07%	6	4.9130	4.365300

Nebraska	1	3,207,088.72	0.39%	5	4.6700	1.839400

Nevada	1	3,561,880.71	0.44%	4	4.8500	2.718900

New Jersey	1	2,732,218.09	0.34%	5	4.1600	2.115100

New York	4	121,367,218.88	14.89%	5	5.0038	1.118673

North Carolina	4	100,198,816.57	12.29%	5	3.6261	2.415546

Ohio	1	3,000,908.30	0.37%	5	4.6400	2.147700

Pennsylvania	16	70,245,015.81	8.62%	6	4.1802	1.704862

Tennessee	1	1,572,091.82	0.19%	5	4.6800	1.370400

Texas	8	44,706,429.70	5.48%	6	4.6195	1.769493

Virginia	2	10,224,519.10	1.25%	6	4.2478	1.520498

Washington	1	2,474,800.73	0.30%	6	4.9130	4.365300

Totals	87	815,197,071.04	100.00%	5	4.4436	1.625454

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate						Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	234,346,581.48	28.75%	5	4.4915	NAP		None
	4.000% or less	5	144,680,694.44	17.75%	5	3.5654	2.267897
	4.001% to 4.250%	9	115,990,388.23	14.23%	6	4.1549	1.771620
	4.251% to 4.500%	10	66,850,824.94	8.20%	5	4.3845	1.973626
	4.501% to 4.750%	10	91,347,387.44	11.21%	6	4.7179	1.441904
	4.751% to 5.000%	5	53,730,596.54	6.59%	5	4.8795	1.874755
	5.001% to 5.250%	1	4,345,755.09	0.53%	5	5.1500	0.812500
	5.251% to 5.500%	2	96,430,036.14	11.83%	5	5.4056	0.653317
	5.501% or greater	2	7,474,806.74	0.92%	4	5.6481	1.838473
	Totals	65	815,197,071.04	100.00%	5	4.4436	1.625454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 10 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	234,346,581.48	28.75%	5	4.4915	NAP	Defeased	21	234,346,581.48	28.75%	5	4.4915	NAP
	60 months or less	44	580,850,489.56	71.25%	5	4.4244	1.684201	300 months or less	44	580,850,489.56	71.25%	5	4.4244	1.684201
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	65	815,197,071.04	100.00%	5	4.4436	1.625454	Totals	65	815,197,071.04	100.00%	5	4.4436	1.625454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	234,346,581.48	28.75%	5	4.4915	NAP				None
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	41	573,264,082.67	70.32%	5	4.4232	1.685626
	13 months to 24 months	1	1,572,091.82	0.19%	5	4.6800	1.370400
	25 months or greater	2	6,014,315.07	0.74%	6	4.4638	1.630366
	Totals	65	815,197,071.04	100.00%	5	4.4436	1.625454
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300460001	1	RT	Greensboro	NC	30/360	3.479%	249,939.51	197,961.63	0.00	N/A	04/06/23	--	86,198,422.98	86,000,461.35	11/06/22
2	406100106	1	MU	Flushing	NY	Actual/360	4.750%	254,279.72	136,955.78	0.00	N/A	05/06/23	--	62,166,857.85	62,029,902.07	11/06/22
3	406100086	1	MF	Evans Mills	NY	Actual/360	5.360%	246,576.95	100,025.66	0.00	N/A	03/06/23	--	53,423,027.40	53,323,001.74	11/06/22
5	406100111	1	LO	Minneapolis	MN	Actual/360	5.462%	203,149.91	85,207.72	0.00	N/A	05/06/23	--	43,192,242.12	43,107,034.40	11/06/22
6	300460006	1	RT	Huntingdon Valley	PA	Actual/360	4.100%	123,454.26	73,449.08	0.00	N/A	05/06/23	--	34,967,373.99	34,893,924.91	11/06/22
7	300460007	1	RT	Wichita	KS	Actual/360	3.610%	107,946.66	74,136.32	0.00	N/A	04/06/23	--	34,725,044.39	34,650,908.07	11/06/22
8	300460008	1	MU	Brooklyn	NY	Actual/360	4.000%	104,480.63	74,550.11	0.00	N/A	05/06/23	--	30,333,084.89	30,258,534.78	11/06/22
10	300460010	1	MF	Jacksonville	FL	Actual/360	4.614%	110,799.59	54,284.68	0.00	N/A	04/06/23	--	27,886,972.20	27,832,687.52	11/06/22
11	623100009	1	MF	Pittsburgh	PA	Actual/360	4.270%	91,490.94	59,148.51	0.00	N/A	05/06/23	--	24,882,329.94	24,823,181.43	11/06/22
12	695100138	1	IN	Philadelphia	PA	Actual/360	4.234%	86,197.04	56,194.02	0.00	N/A	05/06/23	--	23,641,896.15	23,585,702.13	11/06/22
13	340100964	1	RT	Glendale	AZ	Actual/360	4.440%	88,938.43	43,383.84	0.00	N/A	04/06/23	--	23,262,012.54	23,218,628.70	11/06/22
15	300460015	1	RT	Mahwah	NJ	Actual/360	4.110%	71,834.69	49,109.97	0.00	N/A	05/06/23	--	20,297,064.08	20,247,954.11	11/06/22
16	695100132	1	RT	Tarentum	PA	Actual/360	4.705%	76,065.08	64,399.13	0.00	N/A	05/01/23	--	18,774,419.45	18,710,020.32	11/01/22
18	406100103	1	MF	Bryan	TX	Actual/360	4.845%	83,874.00	37,425.42	0.00	N/A	05/06/23	--	20,103,625.51	20,066,200.09	11/06/22
19	300460019	1	RT	Lutz	FL	Actual/360	4.140%	64,694.61	43,999.11	0.00	N/A	04/06/23	--	18,147,154.34	18,103,155.23	11/06/22
20	406100099	1	MF	Various	Various	Actual/360	4.860%	71,079.26	57,760.08	0.00	N/A	04/06/23	--	16,984,292.11	16,926,532.03	11/06/22
21	300460021	1	RT	Hesperia	CA	Actual/360	4.200%	57,930.63	38,259.05	0.00	N/A	05/06/23	--	16,017,686.90	15,979,427.85	11/06/22
22	406100113	1	RT	Benton Harbor	MI	Actual/360	4.850%	62,686.53	40,304.63	0.00	N/A	05/06/23	--	15,009,743.99	14,969,439.36	11/06/22
23	406100104	1	LO	El Paso	TX	Actual/360	4.671%	42,433.47	61,878.05	0.00	N/A	05/06/23	--	10,549,684.42	10,487,806.37	11/06/22
24	623100016	1	MF	Various	NM	Actual/360	5.230%	60,421.42	27,457.59	0.00	N/A	06/01/23	01/06/23	13,416,215.61	13,388,758.02	11/06/22
25	300460025	1	IN	New Galilee	PA	Actual/360	3.962%	43,563.88	27,720.19	0.00	N/A	12/06/22	--	12,768,882.90	12,741,162.71	11/06/22
26	625100010	1	OF	Paoli	PA	Actual/360	4.310%	43,770.12	28,071.41	0.00	N/A	03/05/23	--	11,793,460.20	11,765,388.79	11/05/22
27	406100090	1	MU	Coral Springs	FL	Actual/360	4.980%	47,096.42	37,500.26	0.00	N/A	02/06/23	--	10,982,452.32	10,944,952.06	11/06/22
28	300460028	1	RT	Naples	FL	Actual/360	3.814%	31,608.27	21,135.01	0.00	N/A	05/06/23	--	9,624,115.45	9,602,980.44	11/06/22
29	300460029	1	LO	Charlottesville	VA	Actual/360	4.150%	29,500.60	30,012.53	0.00	N/A	05/06/23	--	8,255,124.16	8,225,111.63	11/06/22
30	300460030	1	IN	Curtis Bay	MD	Actual/360	3.800%	26,288.05	20,307.69	0.00	N/A	05/06/23	--	8,033,700.85	8,013,393.16	11/06/22
31	625100011	1	RT	Daytona Beach	FL	Actual/360	4.320%	27,732.20	26,834.32	0.00	N/A	04/05/23	01/05/23	7,454,892.96	7,428,058.64	11/05/22
32	406100084	1	MF	Spring	TX	Actual/360	4.730%	31,813.90	7,810,818.31	0.00	N/A	02/06/23	--	7,810,818.31	0.00	11/06/22

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	695100134	1	LO	Various	Various	Actual/360	4.720%	28,996.62	24,432.34	0.00	N/A	05/01/23	--	7,134,215.97	7,109,783.63	11/01/22
34	406100108	1	OF	Salt Lake City	UT	Actual/360	4.786%	31,596.57	15,547.18	0.00	N/A	05/06/23	--	7,666,692.19	7,651,145.01	11/06/22
37	623100014	1	RT	Houston	TX	Actual/360	3.810%	21,093.07	16,229.07	0.00	N/A	05/06/23	--	6,429,180.49	6,412,951.42	11/06/22
38	300460038	1	LO	South Portland	ME	Actual/360	4.307%	21,808.99	21,033.78	0.00	N/A	05/06/23	--	5,880,327.67	5,859,293.89	11/06/22
39	406100110	1	RT	Huber Heights	OH	Actual/360	4.640%	25,578.25	14,337.17	0.00	N/A	05/06/23	--	6,401,675.42	6,387,338.25	11/06/22
41	623100015	1	RT	Winston-Salem	NC	Actual/360	4.110%	21,406.74	14,634.77	0.00	N/A	05/06/23	--	6,048,524.94	6,033,890.17	11/06/22
43	300460043	1	SS	Philadelphia	PA	Actual/360	4.320%	21,159.62	13,439.63	0.00	N/A	04/06/23	--	5,688,068.98	5,674,629.35	11/06/22
44	300460044	1	MF	Columbus	OH	Actual/360	3.828%	17,945.47	13,707.85	0.00	N/A	05/06/23	02/06/23	5,444,070.07	5,430,362.22	11/06/22
45	406100105	1	MF	Glen Ellyn	IL	Actual/360	5.569%	27,499.16	11,119.33	0.00	N/A	05/06/23	--	5,734,333.79	5,723,214.46	11/06/22
46	300460046	1	LO	Fayetteville	NC	Actual/360	5.150%	19,383.34	25,056.62	0.00	N/A	04/01/23	--	4,370,811.71	4,345,755.09	11/01/22
47	695100127	1	OF	West Bloomfield	MI	Actual/360	4.481%	18,661.87	17,119.80	0.00	N/A	04/01/23	01/01/23	4,836,387.29	4,819,267.49	11/01/22
48	406100085	1	MF	Humble	TX	Actual/360	4.960%	22,144.48	5,184,712.80	0.00	N/A	02/06/23	--	5,184,712.80	0.00	11/06/22
49	300460049	1	RT	Orlando	FL	Actual/360	4.360%	18,701.19	11,701.27	0.00	N/A	04/06/23	--	4,981,080.50	4,969,379.23	11/06/22
50	300460050	1	MF	Grand Rapids	MI	Actual/360	5.400%	22,850.34	4,914,050.76	0.00	N/A	01/01/23	--	4,914,050.76	0.00	11/01/22
51	625100017	1	RT	Frisco	TX	Actual/360	4.350%	17,258.23	10,768.57	0.00	N/A	05/05/23	--	4,607,314.75	4,596,546.18	11/05/22
52	406100114	1	MH	Various	Various	Actual/360	4.913%	17,778.08	14,096.20	0.00	N/A	05/06/23	--	4,202,220.52	4,188,124.32	11/06/22
53	623100010	1	OF	Houston	TX	Actual/360	4.530%	16,696.67	9,743.74	0.00	N/A	05/06/23	--	4,280,282.05	4,270,538.31	11/06/22
54	406100109	1	MF	Washington	DC	Actual/360	5.198%	17,438.22	12,669.06	0.00	N/A	05/06/23	--	3,895,889.84	3,883,220.78	11/06/22
55	300460055	1	LO	Bellevue	NE	Actual/360	4.670%	12,973.84	19,119.29	0.00	N/A	04/06/23	--	3,226,208.01	3,207,088.72	11/06/22
56	695100129	1	LO	Marietta	GA	Actual/360	4.410%	13,969.00	13,017.08	0.00	N/A	05/01/23	--	3,678,472.13	3,665,455.05	11/01/22
58	623100012	1	MH	Various	Various	Actual/360	5.030%	16,114.63	12,322.82	0.00	N/A	05/06/23	--	3,720,430.73	3,708,107.91	11/06/22
59	406100083	1	LO	Houston	TX	Actual/360	5.520%	17,383.63	11,780.76	0.00	N/A	02/06/23	--	3,657,144.88	3,645,364.12	11/06/22
61	625100014	1	RT	Charlotte	NC	Actual/360	4.430%	14,601.05	8,842.19	0.00	N/A	05/05/23	--	3,827,552.15	3,818,709.96	11/05/22
62	406100093	1	RT	Atlanta	GA	Actual/360	5.770%	19,063.06	7,254.92	0.00	N/A	04/06/23	--	3,836,697.54	3,829,442.62	11/06/22
63	300460063	1	RT	Port Richey	FL	Actual/360	4.690%	11,201.42	16,766.96	0.00	N/A	02/01/23	--	2,773,582.10	2,756,815.14	11/01/22
64	406100089	1	IN	Sparks	NV	Actual/360	4.850%	14,908.58	7,848.13	0.00	N/A	03/06/23	--	3,569,728.84	3,561,880.71	11/06/22
65	625100015	1	RT	Hemet	CA	Actual/360	4.070%	12,218.91	8,483.86	0.00	N/A	05/05/23	--	3,486,414.28	3,477,930.42	11/05/22
66	300460066	1	MF	Johnson City	TN	Actual/360	4.570%	13,427.27	7,773.13	0.00	N/A	01/01/23	--	3,412,025.56	3,404,252.43	11/01/22

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 29

						Mortgage Loan Detail (Part 1)

			Prop									Original Adjusted		Beginning	Ending	Paid
			Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
67	623100013	1	RT	Spring	TX	Actual/360	4.400%	12,795.46	7,835.89	0.00	N/A	05/06/23	--	3,377,100.76	3,369,264.87	11/06/22
68	300460068	1	MF	Weslaco	TX	Actual/360	4.390%	10,492.68	9,842.79	0.00	N/A	05/06/23	--	2,775,638.15	2,765,795.36	11/06/22
69	625100016	1	MU	Bronx	NY	Actual/360	4.700%	12,392.93	6,796.67	0.00	N/A	05/05/23	--	3,062,083.94	3,055,287.27	11/05/22
70	300460070	1	OF	Egg Harbor Township	NJ	Actual/360	4.160%	9,823.36	10,034.96	0.00	N/A	04/06/23	--	2,742,253.05	2,732,218.09	11/06/22
71	300460071	1	MF	Athens	OH	Actual/360	4.640%	12,017.39	6,781.48	0.00	N/A	04/01/23	--	3,007,689.78	3,000,908.30	11/01/22
72	695100130	1	MU	New York	NY	Actual/360	4.220%	10,778.45	7,064.29	0.00	N/A	05/01/23	--	2,966,092.09	2,959,027.80	11/01/22
73	625100018	1	MF	Baltimore	MD	Actual/360	4.400%	10,869.93	6,656.70	0.00	N/A	05/05/23	--	2,868,896.66	2,862,239.96	11/05/22
74	625100012	1	OF	Deerfield Beach	FL	Actual/360	4.370%	10,281.90	6,409.33	0.00	N/A	04/05/23	--	2,732,327.64	2,725,918.31	11/05/22
75	623100007	1	RT	Katy	TX	Actual/360	4.510%	9,130.25	5,403.31	0.00	N/A	04/06/23	--	2,350,968.02	2,345,564.71	11/06/22
76	623100006	1	MH	Glendale	AZ	Actual/360	5.090%	9,035.42	6,890.41	0.00	N/A	12/06/22	--	2,061,442.70	2,054,552.29	11/06/22
77	623100011	1	RT	Virginia Beach	VA	Actual/360	4.650%	8,033.68	6,922.41	0.00	N/A	05/06/23	--	2,006,329.88	1,999,407.47	11/06/22
78	300460078	1	RT	Savannah	TN	Actual/360	4.680%	6,373.27	9,365.70	0.00	N/A	04/06/23	--	1,581,457.52	1,572,091.82	11/06/22
Totals								3,195,529.79	19,925,903.12	0.00				835,122,974.16	815,197,071.04

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	1	0.00	11,156,672.56	07/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	1	0.00	2,978,369.05	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	3,666,715.92	2,109,217.62	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	1	(122,080.16)	843,466.15	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1	3,349,589.08	1,762,612.76	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	3,563,987.68	1,963,569.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1	3,391,911.29	3,286,203.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	2,998,444.76	2,370,087.51	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	3,025.59	0.00	Full Defeasance
16	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	1	2,185,604.52	1,321,461.65	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	2,510,486.58	1,300,766.81	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1	1,916,745.00	1,293,193.44	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	1,850,805.62	916,927.35	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	1	1,507,645.46	708,179.04	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	1,990,353.54	986,069.55	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	5,141.72	0.00
28	1	1,316,789.07	1,018,376.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1	1,078,199.92	1,201,486.70	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	960,132.31	429,924.58	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	1	2,027,485.58	2,020,517.03	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	1	1,018,219.89	505,140.73	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1	1,542,043.57	1,950,319.09	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	1	487,260.00	253,250.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	1	0.00	515,396.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	1	692,017.44	498,731.64	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	537.86	0.00
50	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	1	617,326.13	155,543.63	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	1	1,463,764.92	1,271,402.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
53	1	448,540.23	194,233.99	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
54	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	1	748,525.71	795,672.01	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
56	1	439,937.92	471,675.53	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
58	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1	530,721.92	594,823.95	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
61	1	487,694.26	376,812.19	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
62	1	686,430.77	365,432.07	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	1	484,849.00	357,673.75	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
64	1	773,269.19	395,219.32	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
65	1	300,512.47	109,034.26	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
67	1	270,857.89	303,774.45	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
69	1	417,291.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	1	521,993.29	266,093.37	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	1	548,334.00	506,397.56	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
72	1	330,917.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	1	498,497.54	287,096.52	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
74	1	228,344.54	221,830.21	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
75	1	453,269.98	220,575.13	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
76	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	1	322,263.66	265,047.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
78	1	259,197.00	195,231.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals		48,764,895.49	48,743,507.56				0.00	0.00	0.00	0.00	8,705.17	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

			Principal Prepayment Detail
				Unscheduled Principal	Prepayment Penalties
		Loan
Pros ID	Loan Number	Group	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
32	406100084	1	7,793,190.17	Payoff Prior to Maturity	0.00	0.00
48	406100085	1	5,173,405.11	Payoff Prior to Maturity	0.00	0.00
50	300460050	1	4,903,967.32	Payoff Prior to Maturity	0.00	0.00
Totals			17,870,562.60		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.						Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	17,870,562.60	4.443649%	4.400020%	5
10/13/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	2	29,164,200.81	4.455168%	4.411962%	6
09/12/22	1	3,578,024.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481724%	4.439166%	7
08/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	3,986,993.39	4.481713%	4.439160%	8
07/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481695%	4.439230%	9
06/10/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.481703%	4.439243%	10
05/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	6,196,883.60	4.481690%	4.414439%	11
04/12/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480845%	4.413906%	12
03/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480832%	4.413900%	13
02/11/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480877%	4.413959%	14
01/12/22	0	0.00	1	43,980,406.11	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480862%	4.413952%	15
12/10/21	1	44,061,525.25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.480846%	4.413944%	16
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		815,197,071	815,197,071	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	815,197,071	815,197,071	0	0	0	0
Oct-22	835,122,974	835,122,974	0	0	0	0
Sep-22	866,494,951	862,916,926	3,578,024	0	0	0
Aug-22	868,595,126	868,595,126	0	0	0	0
Jul-22	874,683,601	874,683,601	0	0	0	0
Jun-22	876,877,386	876,877,386	0	0	0	0
May-22	878,962,395	878,962,395	0	0	0	0
Apr-22	887,351,957	887,351,957	0	0	0	0
Mar-22	889,434,626	889,434,626	0	0	0	0
Feb-22	891,815,656	891,815,656	0	0	0	0
Jan-22	893,881,183	849,900,777	0	43,980,406	0	0
Dec-21	895,938,801	851,877,276	44,061,525	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	406100111	43,107,034.40	43,107,034.40	75,000,000.00	03/01/13	458,233.15	0.26480	06/30/22	05/06/23	245
72	695100130	2,959,027.80	2,959,027.80	5,500,000.00	03/06/13	329,177.00	1.53730	12/31/18	05/01/23	245
Totals		46,066,062.20	46,066,062.20	80,500,000.00		787,410.15

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
5	406100111	LO	MN	04/16/20	13
Loan payments remain current through November 2022 and lender continues to monitor performance.

72	695100130	MU	NY	11/26/21	13

The Loan transferred due to non-compliance with the implementation of cash management after tenant Scottrade went dark. Additionally, the Borrower has been delinquent for financial reporting since 2018. The Special Servicer is pending receipt of items needed from the Borrower to work towards a resolution. Loan payments remain current. The Special Servicer is continuing to evaluate the Loan and Property to recommend the best course of action.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
			Pre-Modification		Post-Modification				Modification	Modification
		Loan					Modification	Modification Booking	Closing	Effective
			Balance	Rate	Balance	Rate
Pros ID	Loan Number	Group					Code¹	Date	Date	Date
2	406100106	1	65,910,822.96	4.75000%	65,910,822.96 4.75000%		8	06/28/19	06/28/19	--
3	406100086	1	0.00	5.36000%	0.00	5.36000%	8	02/28/19	02/28/19	--
Totals			65,910,822.96		65,910,822.96
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction		8 - Other
2 - Amortization Change		6 - Capitalization on Interest		9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes		10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
36	300460036 04/12/18	7,750,644.20	14,700,000.00	7,837,912.75	72,166.53	7,837,912.75	7,765,746.22	0.00	0.00	0.00	0.00	0.00%
60	625100013 02/12/19	4,241,429.26	8,920,000.00	5,066,148.00	441,840.11	5,066,148.00	4,624,307.89	0.00	0.00	19,023.81	(19,023.81)	0.40%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		11,992,073.46	23,620,000.00	12,904,060.75	514,006.64	12,904,060.75	12,390,054.11	0.00	0.00	19,023.81	(19,023.81)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
36	300460036	04/12/18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	625100013	08/12/21	0.00	0.00	(19,023.81)	0.00	0.00	2,138.67	0.00	0.00	2,313.85
		06/11/21	0.00	0.00	(21,162.48)	0.00	0.00	175.18	0.00	0.00
		05/12/20	0.00	0.00	(21,337.66)	0.00	(21,337.66)	0.00	0.00	0.00
		02/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	(19,023.81)	0.00	(21,337.66)	2,313.85	0.00	0.00	2,313.85

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	0.00	0.00	4,479.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
2	0.00	0.00	0.00	0.00	3,912.36	0.00	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	9,298.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	41.53	0.00	0.00	0.00
72	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,798.33	0.00	8,391.37	0.00	0.00	0.00	41.53	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		21,231.23

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Supplemental Notes
None

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